Cover	Jul. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 11, 2024
Entity File Number	001-36429
Entity Registrant Name	ARES MANAGEMENT CORPORATION
Entity Central Index Key	0001176948
Entity Tax Identification Number	80-0962035
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2000 Avenue of the Stars
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	310
Local Phone Number	201-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	ARES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false